Recently Adopted and New Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
Recently Adopted and New Accounting Pronouncements [Abstract]
Recently Adopted and New Accounting Pronouncements [text block]
02 –
Recently adopted and new accounting pronouncements
Recently adopted accounting pronouncements
The following are those accounting pronouncements which are relevant to the Group and which have been adopted during 2021 in the preparation of these consolidated financial statements.
Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
On January 1, 2021, the Group adopted amendments to IFRS 9, “Financial Instruments”, IAS 39, “Financial Instruments: Recognition and Measurement“, IFRS 7, “Financial Instruments: Disclosures”, IFRS 4, “Insurance Contracts” and IFRS 16, “Leases” as Phase 2 of the IASB’s project addressing the potential effects from the reform of the London Interbank Offered Rate (“LIBOR”) and Eonia (together “IBOR”) on financial reporting. The Group adopted Phase 1 requirements on January 1, 2019. Phase 1 continues to apply for certain USD LIBOR tenors where cessation is not due before June 2023.
The amendments in Phase 2 deal with replacement issues, therefore, they address issues that might affect financial reporting when an existing interest rate benchmark is replaced. This includes modification of financial assets, financial liabilities and lease liabilities as well as specific hedge accounting requirements. The amendments introduce a practical expedient for modifications required by the reform (modifications required as a direct consequence of the IBOR reform and made on an economically equivalent basis). These modifications are accounted for by updating the effective interest rate. All other modifications are accounted for using the current IFRS requirements. A similar practical expedient is introduced for lessee accounting applying IFRS 16, whereby when assessing the lease modification due to the IBOR reform the discount rate used in calculating the revised carrying value of the lease liability is amended for the change in the benchmark rate only. In addition, under the amendments hedge accounting is not discontinued solely because of the IBOR reform. Hedging relationships (and related documentation) must be amended to reflect modifications to the hedged item, hedging instrument and hedged risk. Amended hedging relationships should meet all qualifying criteria to apply hedge accounting, including effectiveness requirements. The amendments also require additional disclosures that allow users to understand the nature and extent of risks arising from the IBOR reform to which the entity is exposed to and how the entity manages those risks. In addition, the entity’s progress in transitioning from IBOR to alternative benchmark rates, and how the entity is managing this transition requires disclosure.
The Group established a Group-wide IBOR & EU Benchmark Regulation transition program in 2018, aimed at managing a smooth transition from IBOR to the new Risk-free Rates (RFRs). The program is sponsored by the Chief Financial Officer and has senior representation from each division, region and infrastructure function. The program has been focused on identifying and quantifying exposures to various interest rate benchmarks, providing the capability to trade products referencing alternative RFRs and evaluating existing contracts that reference IBOR. Progress updates are provided monthly to the Group’s IBOR Transition Steering Committee and the CFO. Oversight of the program to prepare for the transition has been a major focus along with activities across all three lines of defense to minimize risk and disruption to customers and financial markets.
The Group has significant exposure to IBORs predominantly in financial instruments and many of these contracts mature after the cessation dates for each benchmark. The Group’s exposures from derivatives result from transactions that are entered in order to make markets for its clients and hedge its risks as well as from loans and deposits, bonds and securitizations. The Group has detailed plans, processes and procedures in place to support the transition by their planned cessation date.
As part of the program, the Group has undertaken a comprehensive transformation risk assessment which is refreshed regularly and has identified key inherent risks and mitigating actions to improve the control environment. Key risks include business strategic risk, legal and compliance risk, conduct risk, liquidity risk, market risk, credit risk, operational risk, transition risk, model risk, accounting, financial reporting and tax risk, information security and technology transformation risk.
The Group continues to implement plans, aiming to mitigate remaining risks associated with the expected discontinuation of IBOR-referenced benchmark interest rates. In this regard, the Group:
  – reviewed the fallback language for IBOR-linked instruments including the development of a new framework introduced to quantify the potential impact of positions difficult to transition, referred to as “tough legacy”;
  – a Conduct Risk Advisory forum was initiated in the beginning of 2020, aiming to discuss and review all conduct risks types (including new risks and current plan) relevant for the IBOR transition.
  – implemented the transition of its interest rate risk hedge accounting programs to the risk-free rates except for USD LIBOR which is in progress.
  – proactively engaged with clients to facilitate and support the transition of financial instruments to new RFRs.
Although the Group has significant exposure to IBORs predominantly in financial instruments, the amendments did not have a material impact on transition on the Group’s consolidated financial statements.
In 2021, the Group made positive progress in its transition activities, particularly in IBORs that ceased publication January 3, 2022. Specifically for these IBORs the Group:
  – is able to offer clients the majority of products on an RFR equivalent basis.
  – has fallback language in place for the vast majority of the Group’s bilateral derivative transactions.
  – is proactively using effective fallback language available when conducting any new IBOR based transactions.
  – actively transitioned almost all existing contracts from IBOR to RFR with clients.
  – migrated its risk and pricing architecture from GBP, CHF, JPY and USD LIBOR to SONIA, SARON, TONAR and SOFR respectively, including our capital calculations.
  – amended the hedge documentation and hedged risk in hedge accounting relationships for the transition of GBP LIBOR, CHF LIBOR, JPY LIBOR, USD LIBOR and EONIA to SONIA, SARON, TONAR, SOFR and ESTR respectively.
As the industry transitions from IBOR to RFR, market liquidity is expected to reduce in IBOR based financial instruments and to increase in RFR based financial instruments. The valuation of financial instruments is accordingly expected to be derived with reference to RFRs. This is not expected to have a material impact on the Group’s consolidated income statement. In some jurisdictions and in some currencies, there are multiple reference rates emerging that may be adopted in certain financial instruments. The Group continues to examine these reference rates and will monitor market developments over time.
IFRS 4 “Insurance Contracts”
On January 1, 2021, the Group adopted amendments to IFRS 4 “Insurance Contracts” which extend the temporary exemption to apply IFRS 9 to annual periods beginning on or after January 1, 2023. The amendments did not have a material impact on the Group’s consolidated financial statements.
IFRS 16 “Leases”
On August 30, 2021, the Group adopted amendments to IFRS 16 “Leases” that extend the previously provided exemption for lessees from assessing whether a COVID-19-related rent concession is a lease modification to rent concessions for which any reduction in lease payments affects only payments originally due on or before June 30, 2022 (rather than only payments originally due on or before June 30, 2021). The amendments did not have a material impact on the Group’s consolidated financial statements.
New accounting pronouncements
The following accounting pronouncements were not effective as of December 31, 2021 and therefore have not been applied in preparing these consolidated financial statements.
IFRS 17 “Insurance Contracts”
In May 2017, the IASB issued IFRS 17, “Insurance Contracts”, which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaces IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values – instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. IFRS 17 is effective for annual periods beginning on or after January 1, 2023. Based on the Group’s current business activities it is expected that IFRS 17 will not have a material impact on the Group’s consolidated financial statements.
In June 2020, the IASB issued amendments to IFRS 17 “Insurance Contracts” that address concerns and implementation challenges that were identified after IFRS 17 was published in 2017. The amendments are effective for annual periods beginning on or after January 1, 2023 with early adoption permitted.
In December 2021, the IASB issued amendments to IFRS 17 “Insurance Contracts” that is a narrow-scope amendment to the transition requirements of IFRS 17 for entities that first apply IFRS 17 and IFRS 9 at the same time. The amendments (if elected) will be applicable when IFRS 17 is first applied. These amendments have yet to be endorsed by the EU.
IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”
In May 2020, the IASB issued amendments to IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” to clarify what costs an entity considers in assessing whether a contract is onerous. The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendments are effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements.
IAS 12 “Income Taxes”
In May 2021, the IASB issued amendments to IAS 12 “Income Taxes”. They change the deferred tax treatment related to assets and liabilities in a single transaction such that they introduce an exemption from the initial recognition exemption provided in IAS 12.15(b) and IAS 12.24. Accordingly, the initial recognition exemption does not apply to transactions in which both deductible and taxable temporary differences arise on initial recognition that result in the recognition of equal deferred tax assets and liabilities. The amendments will be effective for annual periods beginning on or after January 1, 2023 with early adoption permitted. The amendment will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.
IAS 1 “Presentation of Financial Statements”
In January 2020 and July 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current”. They clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period. The amendments also clarify that the classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments will be effective for annual periods beginning on or after January 1, 2023 with early adoption permitted. The amendment will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.
Improvements to IFRS 2018-2020 Cycles
In May 2020, the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvement project for the 2018-2020 cycles. These comprise amendments that result in accounting changes for presentation, recognition or measurement purposes as well as terminology or editorial amendments related to IFRS 1 “First-time Adoption of International Financial Reporting Standards”, IFRS 9 “Financial Instruments”, IFRS 16 “Leases” and IAS 41 “Agriculture”. The amendments to IFRS 9 clarify which fees an entity includes when assessing whether to derecognize a financial liability. The amendments will be effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements.